CONSOLIDATED SEGMENT DATA	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

18. CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the six months ended June 30, 2026 and 2025.

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Revenues (1)
TIT Segment	$63,770	$17,570
CBT Segment	4,333,725	17,585,251
SE Segment	7,481,851	-
	$11,879,346	$17,602,821

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Income (loss) from operations
TIT Segment	$(722)	$(12,408)
CBT Segment	(2,097,859)	(3,603,384)
SE Segment	283,347	-
Corporate and others	(412,242)	(568,339)
(Loss) from operations	(2,227,476)	(4,184,131)
Corporate other income, net	(19,498)	(8,444)
Corporate interest income	147	985
Corporate interest expense	(233,193)	(467,239)
(Loss) income before income taxes	(2,480,020)	(4,658,829)
Income tax expense	(14,602)	(20,720)
Net (Loss)	$(2,494,622)	$(4,679,549)

Depreciation and amortization by segment for six months ended June 30, 2026 and 2025 are as follows:

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Depreciation:
TIT Segment	$-	$-
CBT Segment	713,175	798,369
SE Segment	29,238	-
	$742,413	$798,369

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(2,796)	$(3,536)
CBT Segment	1,173,184	3,996,583
SE Segment	(93,090)	-
	$1,077,298	$3,993,047

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Inventory obsolescence (reversal) provision:
TIT Segment	$122	$116
CBT Segment	31,549	(5,052)
SE Segment	19	-
	$31,690	$(4,936)

Total assets by segment as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Total assets
TIT Segment	$75,118	$40,950
CBT Segment	26,585,291	27,179,664
SE Segment	5,837,753	4,755,802
Corporate and others	7,353,540	7,471,210
	$39,851,702	$39,447,626

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS